John Hancock Equity Funds
                Supplement to the Prospectus Dated March 1, 2003


John Hancock Balanced Fund
--------------------------

On page 4, the second paragraph of the "Goal and Strategy" section has been deleted and replaced with the following:

         With regard to the fund's equity securities, the managers look for companies that appear to be undervalued compared to their historical valuations relative to the market. The managers use fundamental financial analysis and proprietary financial models to identify companies that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

         The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The managers also consider an issuer's dividend paying prospects and overall financial strength.


September 1, 2003

                            John Hancock Equity Funds
                           Institutional Funds Class I
                Supplement to the Prospectus Dated March 1, 2003


John Hancock Balanced Fund
--------------------------

On page 4, the second paragraph of the "Goal and Strategy" section has been deleted and replaced with the following:

         With regard to the fund's equity securities, the managers look for companies that appear to be undervalued compared to their historical valuations relative to the market. The managers use fundamental financial analysis and proprietary financial models to identify companies that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

         The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The managers also consider an issuer's dividend paying prospects and overall financial strength.


September 1, 2003